Financial Instruments - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 17,879	$ 10,166
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	0
Net amount	17,879	$ 10,166
Cash Collateral for Borrowed Securities	$ 62,500